Financial Instruments and Concentration of Risks (Details Narrative)	Aug. 31, 2018 CAD ($) $ / shares	Aug. 31, 2017 CAD ($) $ / shares
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other receivables
Credit Risk [Member] | Other Receivable [Member] | Canada Revenue Agency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Harmonized sales tax receivables	$ 4,137	$ 41,007
Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate | $ / shares	1.3055	1.2536